UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1796

Fidelity Destiny Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Capital Development Fund

June 30, 2016

DESIIO-QTLY-0816
1.804793.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.2%
BorgWarner, Inc.	116,200	$3,430,224
Johnson Controls, Inc.	45,800	2,027,108
		5,457,332
Automobiles - 0.1%
General Motors Co.	35,100	993,330
Harley-Davidson, Inc.	27,600	1,250,280
Tesla Motors, Inc. (a)	4,600	976,488
		3,220,098
Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp.	64,400	2,800,756
Yum! Brands, Inc.	107,724	8,932,474
		11,733,230
Household Durables - 0.6%
KB Home	694,200	10,558,782
Taylor Morrison Home Corp. (a)	331,300	4,916,492
		15,475,274
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	273,849	11,036
Polaris Industries, Inc. (c)	33,200	2,714,432
		2,725,468
Media - 4.6%
Comcast Corp. Class A	724,600	47,236,674
Scripps Networks Interactive, Inc. Class A	239,300	14,901,211
Sinclair Broadcast Group, Inc. Class A	199,400	5,954,084
Time Warner, Inc.	499,610	36,741,319
Viacom, Inc. Class B (non-vtg.)	411,500	17,064,905
		121,898,193
Multiline Retail - 1.5%
Target Corp.	556,550	38,858,321
Specialty Retail - 1.1%
Lowe's Companies, Inc.	382,900	30,314,193
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	43,800	2,167,224

TOTAL CONSUMER DISCRETIONARY		231,849,333

CONSUMER STAPLES - 6.0%
Beverages - 1.9%
Diageo PLC	450,668	12,589,709
The Coca-Cola Co.	817,600	37,061,808
		49,651,517
Food & Staples Retailing - 1.0%
CVS Health Corp.	153,400	14,686,516
Walgreens Boots Alliance, Inc.	116,100	9,667,647
Whole Foods Market, Inc.	91,600	2,933,032
		27,287,195
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	83,500	7,577,625
Household Products - 2.0%
Procter & Gamble Co.	644,105	54,536,370
Tobacco - 0.8%
Philip Morris International, Inc.	208,944	21,253,784

TOTAL CONSUMER STAPLES		160,306,491

ENERGY - 13.3%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	200,800	9,062,104
Ensco PLC Class A	138,100	1,340,951
Helmerich & Payne, Inc. (c)	58,800	3,947,244
National Oilwell Varco, Inc.	352,800	11,871,720
Oceaneering International, Inc.	286,600	8,557,876
Schlumberger Ltd.	112,100	8,864,868
		43,644,763
Oil, Gas & Consumable Fuels - 11.7%
Amyris, Inc. (a)(c)	1,679,209	756,484
Anadarko Petroleum Corp.	116,300	6,192,975
Apache Corp.	435,500	24,244,285
Cabot Oil & Gas Corp.	451,300	11,616,462
Cenovus Energy, Inc.	891,200	12,326,904
Chevron Corp.	536,727	56,265,091
ConocoPhillips Co.	658,000	28,688,800
Devon Energy Corp.	66,000	2,392,500
Energy Transfer Equity LP	848,900	12,198,693
Golar LNG Ltd.	103,300	1,601,150
Imperial Oil Ltd.	601,900	19,045,375
Kinder Morgan, Inc.	1,093,000	20,460,960
Legacy Reserves LP	186,124	301,521
Noble Energy, Inc.	55,800	2,001,546
SM Energy Co.	253,600	6,847,200
Suncor Energy, Inc.	1,494,400	41,456,168
Teekay Offshore Partners LP	197,100	1,172,745
The Williams Companies, Inc.	1,493,192	32,297,743
Williams Partners LP	952,800	33,004,992
		312,871,594

TOTAL ENERGY		356,516,357

FINANCIALS - 19.0%
Banks - 13.3%
Bank of America Corp.	5,510,600	73,125,662
Citigroup, Inc.	1,492,504	63,267,245
Comerica, Inc.	352,800	14,510,664
Cullen/Frost Bankers, Inc.	12,600	802,998
Fifth Third Bancorp	140,000	2,462,600
JPMorgan Chase & Co.	1,516,010	94,204,859
PNC Financial Services Group, Inc.	91,016	7,407,792
Regions Financial Corp.	2,226,400	18,946,664
Standard Chartered PLC (United Kingdom)	881,958	6,691,395
SunTrust Banks, Inc.	787,100	32,334,068
U.S. Bancorp	714,642	28,821,512
Wells Fargo & Co.	257,350	12,180,376
		354,755,835
Capital Markets - 4.6%
Charles Schwab Corp.	548,455	13,881,396
Franklin Resources, Inc.	50,900	1,698,533
Goldman Sachs Group, Inc.	24,000	3,565,920
KKR & Co. LP	686,782	8,474,890
Morgan Stanley	964,400	25,055,112
Northern Trust Corp.	368,195	24,396,601
State Street Corp.	659,290	35,548,917
The Blackstone Group LP	438,300	10,755,882
		123,377,251
Diversified Financial Services - 0.0%
Markit Ltd. (a)	35,000	1,141,000
Insurance - 0.6%
Marsh & McLennan Companies, Inc.	4,100	280,686
MetLife, Inc.	268,200	10,682,406
Principal Financial Group, Inc.	113,700	4,674,207
		15,637,299
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (a)	1,289,300	7,671,335
Radian Group, Inc.	497,500	5,183,950
		12,855,285

TOTAL FINANCIALS		507,766,670

HEALTH CARE - 14.4%
Biotechnology - 3.7%
AbbVie, Inc.	127,800	7,912,098
Alnylam Pharmaceuticals, Inc. (a)	34,500	1,914,405
Amgen, Inc.	139,115	21,166,347
Biogen, Inc. (a)	74,900	18,112,318
BioMarin Pharmaceutical, Inc. (a)	58,000	4,512,400
Celgene Corp. (a)	96,500	9,517,795
Celldex Therapeutics, Inc. (a)	11,700	51,363
Genocea Biosciences, Inc. (a)(c)	41,600	170,560
Gilead Sciences, Inc.	40,900	3,411,878
Insmed, Inc. (a)	147,800	1,457,308
Intercept Pharmaceuticals, Inc. (a)(c)	144,314	20,590,722
Regeneron Pharmaceuticals, Inc. (a)	3,800	1,327,074
Spark Therapeutics, Inc. (a)	48,300	2,469,579
Vertex Pharmaceuticals, Inc. (a)	79,200	6,812,784
Windtree Therapeutics, Inc. (a)	85,885	165,758
		99,592,389
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	319,100	12,543,821
Alere, Inc. (a)	189,100	7,881,688
Boston Scientific Corp. (a)	1,668,551	38,994,037
Medtronic PLC	229,600	19,922,392
NxStage Medical, Inc. (a)	172,800	3,746,304
Zimmer Biomet Holdings, Inc.	88,300	10,629,554
		93,717,796
Health Care Providers & Services - 1.6%
Cigna Corp.	29,600	3,788,504
Express Scripts Holding Co. (a)	163,000	12,355,400
McKesson Corp.	142,880	26,668,552
		42,812,456
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	319,572
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	256,200	11,365,032
Pharmaceuticals - 5.2%
Allergan PLC (a)	21,400	4,945,326
Bristol-Myers Squibb Co.	35,400	2,603,670
GlaxoSmithKline PLC sponsored ADR	1,042,200	45,168,948
Jazz Pharmaceuticals PLC (a)	96,100	13,579,891
Johnson & Johnson	258,760	31,387,588
Novartis AG sponsored ADR	3,500	288,785
Sanofi SA	30,707	2,551,221
Teva Pharmaceutical Industries Ltd. sponsored ADR	621,950	31,240,549
TherapeuticsMD, Inc. (a)	768,900	6,535,650
		138,301,628

TOTAL HEALTH CARE		386,108,873

INDUSTRIALS - 12.3%
Aerospace & Defense - 1.6%
General Dynamics Corp.	8,100	1,127,844
KEYW Holding Corp. (a)	120,317	1,195,951
The Boeing Co.	181,300	23,545,431
United Technologies Corp.	165,400	16,961,770
		42,830,996
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	7,369	547,148
FedEx Corp.	91,600	13,903,048
United Parcel Service, Inc. Class B	303,200	32,660,704
		47,110,900
Building Products - 0.0%
Lennox International, Inc.	7,800	1,112,280
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	47,700	4,966,524
Electrical Equipment - 1.3%
AMETEK, Inc.	252,800	11,686,944
Eaton Corp. PLC	60,500	3,613,665
Emerson Electric Co.	241,600	12,601,856
Hubbell, Inc. Class B	56,918	6,003,141
		33,905,606
Industrial Conglomerates - 3.1%
General Electric Co.	2,661,900	83,796,612
Machinery - 1.2%
Colfax Corp. (a)	52,000	1,375,920
Deere & Co.	120,900	9,797,736
Ingersoll-Rand PLC	94,100	5,992,288
Joy Global, Inc. (c)	179,000	3,784,060
Rexnord Corp. (a)	382,800	7,514,364
Wabtec Corp.	17,200	1,207,956
Xylem, Inc.	38,100	1,701,165
		31,373,489
Professional Services - 0.3%
IHS, Inc. Class A (a)	7,500	867,075
Verisk Analytics, Inc. (a)	92,500	7,499,900
		8,366,975
Road & Rail - 2.7%
Celadon Group, Inc.	30,300	247,551
CSX Corp.	844,500	22,024,560
Genesee & Wyoming, Inc. Class A(a)	220,800	13,016,160
J.B. Hunt Transport Services, Inc.	142,700	11,548,711
Kansas City Southern	101,900	9,180,171
Norfolk Southern Corp.	82,600	7,031,738
Old Dominion Freight Lines, Inc. (a)	93,200	5,620,892
Union Pacific Corp.	43,600	3,804,100
		72,473,883
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	56,200	3,771,020

TOTAL INDUSTRIALS		329,708,285

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,624,500	46,606,905
Electronic Equipment & Components - 0.1%
Fitbit, Inc.	170,300	2,081,066
Internet Software & Services - 4.2%
Alphabet, Inc.:
Class A	66,600	46,855,098
Class C (a)	57,683	39,922,404
Facebook, Inc. Class A (a)	151,800	17,347,704
Twitter, Inc. (a)	203,500	3,441,185
Yahoo!, Inc. (a)	120,659	4,531,952
		112,098,343
IT Services - 5.0%
Cognizant Technology Solutions Corp. Class A (a)	79,300	4,539,132
First Data Corp. (d)	658,505	7,289,650
First Data Corp. Class A (a)	368,100	4,074,867
IBM Corp.	184,700	28,033,766
MasterCard, Inc. Class A	332,800	29,306,368
Paychex, Inc.	174,600	10,388,700
PayPal Holdings, Inc. (a)	157,500	5,750,325
Unisys Corp. (a)	619,999	4,513,593
Visa, Inc. Class A	533,100	39,540,027
		133,436,428
Semiconductors & Semiconductor Equipment - 2.1%
Maxim Integrated Products, Inc.	64,000	2,284,160
Qualcomm, Inc.	993,200	53,205,724
		55,489,884
Software - 3.6%
Adobe Systems, Inc. (a)	93,300	8,937,207
Autodesk, Inc. (a)	150,300	8,137,242
Microsoft Corp.	1,392,700	71,264,459
Mobileye NV (a)	87,100	4,018,794
Oracle Corp.	111,050	4,545,277
		96,902,979
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	714,100	68,267,960
EMC Corp.	1,168,400	31,745,428
Western Digital Corp.	259,700	12,273,422
		112,286,810

TOTAL INFORMATION TECHNOLOGY		558,902,415

MATERIALS - 3.1%
Chemicals - 2.5%
CF Industries Holdings, Inc.	135,400	3,263,140
E.I. du Pont de Nemours & Co.	109,247	7,079,206
Ingevity Corp. (a)	54,005	1,838,330
Intrepid Potash, Inc. (a)	620,040	892,858
LyondellBasell Industries NV Class A	60,400	4,494,968
Monsanto Co.	306,600	31,705,506
Potash Corp. of Saskatchewan, Inc.	687,900	11,181,470
W.R. Grace & Co.	92,200	6,749,962
		67,205,440
Containers & Packaging - 0.5%
WestRock Co.	324,034	12,595,202
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	396,200	4,413,668

TOTAL MATERIALS		84,214,310

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	266,106	14,859,359
UTILITIES - 1.0%
Electric Utilities - 0.8%
Exelon Corp.	567,300	20,627,028
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)(c)	371,400	6,402,936

TOTAL UTILITIES		27,029,964

TOTAL COMMON STOCKS
(Cost $2,460,890,843)		2,657,262,057
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 (d) (Cost $1,375,000)	1,375,000	649,688
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.43% (e)	21,699,130	21,699,130
Fidelity Securities Lending Cash Central Fund, 0.46% (e)(f)	11,337,925	11,337,925
TOTAL MONEY MARKET FUNDS
(Cost $33,037,055)		33,037,055
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $2,495,302,898)		2,690,948,800
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(12,169,948)
NET ASSETS - 100%		$2,678,778,852

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,036 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,939,338 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,965
Fidelity Securities Lending Cash Central Fund	392,209
Total	$423,174

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$231,849,333	$231,838,297	$--	$11,036
Consumer Staples	160,306,491	147,716,782	12,589,709	--
Energy	356,516,357	356,516,357	--	--
Financials	507,766,670	501,075,275	6,691,395	--
Health Care	386,108,873	383,557,652	2,551,221	--
Industrials	329,708,285	329,708,285	--	--
Information Technology	558,902,415	558,902,415	--	--
Materials	84,214,310	84,214,310	--	--
Telecommunication Services	14,859,359	14,859,359	--	--
Utilities	27,029,964	27,029,964	--	--
Corporate Bonds	649,688	--	649,688	--
Money Market Funds	33,037,055	33,037,055	--	--
Total Investments in Securities:	$2,690,948,800	$2,668,455,751	$22,482,013	$11,036

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $2,503,208,570. Net unrealized appreciation aggregated $187,740,230, of which $412,818,439 related to appreciated investment securities and $225,078,209 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Diversified Stock Fund

June 30, 2016

DESIO-QTLY-0816
1.804792.112

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.2%
Delphi Automotive PLC	62,500	$3,912,500
Automobiles - 1.1%
Fiat Chrysler Automobiles NV	1,000,000	6,155,459
General Motors Co.	475,000	13,442,500
		19,597,959
Hotels, Restaurants & Leisure - 0.1%
El Pollo Loco Holdings, Inc. (a)(b)	100,000	1,300,000
Household Durables - 1.4%
KB Home	850,000	12,928,500
Taylor Morrison Home Corp. (a)	443,153	6,576,391
Tupperware Brands Corp.	85,000	4,783,800
		24,288,691
Leisure Products - 1.2%
Brunswick Corp.	162,500	7,364,500
New Academy Holding Co. LLC unit (c)(d)	60,000	7,542,000
NJOY, Inc. (a)(d)	787,487	31,736
Polaris Industries, Inc. (b)	70,000	5,723,200
		20,661,436
Media - 2.0%
Comcast Corp. Class A	250,000	16,297,500
Holding di Partecipazioni Industriali SpA (a)	54,196	48,555
Time Warner, Inc.	137,500	10,111,750
Viacom, Inc. Class B (non-vtg.)	175,000	7,257,250
		33,715,055
Multiline Retail - 2.1%
Dollar General Corp.	75,000	7,050,000
Kohl's Corp.	112,500	4,266,000
Macy's, Inc.	150,000	5,041,500
Target Corp.	275,000	19,200,500
		35,558,000
Specialty Retail - 1.0%
Bed Bath & Beyond, Inc.	87,500	3,781,750
Gap, Inc. (b)	115,000	2,440,300
GNC Holdings, Inc.	100,600	2,443,574
L Brands, Inc.	37,500	2,517,375
Stage Stores, Inc. (b)	324,114	1,581,676
TJX Companies, Inc.	62,500	4,826,875
		17,591,550
Textiles, Apparel & Luxury Goods - 0.2%
Tory Burch LLC unit (a)(d)(e)	70,274	4,056,918

TOTAL CONSUMER DISCRETIONARY		160,682,109

CONSUMER STAPLES - 5.3%
Beverages - 0.5%
Diageo PLC sponsored ADR	75,000	8,466,000
Food & Staples Retailing - 1.9%
CVS Health Corp.	262,500	25,131,750
Whole Foods Market, Inc.	225,000	7,204,500
		32,336,250
Food Products - 0.6%
Amplify Snack Brands, Inc. (b)	375,000	5,531,250
B&G Foods, Inc. Class A	100,000	4,820,000
		10,351,250
Household Products - 2.3%
Procter & Gamble Co.	475,000	40,218,250
Personal Products - 0.0%
Avon Products, Inc.	250,000	945,000

TOTAL CONSUMER STAPLES		92,316,750

ENERGY - 11.9%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	200,000	9,026,000
Ensco PLC Class A	150,000	1,456,500
Halliburton Co.	87,500	3,962,875
Oceaneering International, Inc.	112,500	3,359,250
Schlumberger Ltd.	137,500	10,873,500
		28,678,125
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	200,000	10,650,000
Apache Corp.	112,500	6,262,875
Cameco Corp. (b)	200,000	2,196,679
Chevron Corp.	225,000	23,586,750
ConocoPhillips Co.	350,000	15,260,000
CONSOL Energy, Inc. (b)	300,000	4,827,000
Energy Transfer Equity LP	550,000	7,903,500
Imperial Oil Ltd.	300,000	9,492,627
Kinder Morgan, Inc.	462,500	8,658,000
PDC Energy, Inc. (a)	5,500	316,855
Suncor Energy, Inc.	850,000	23,579,860
Teekay Offshore Partners LP	250,000	1,487,500
The Williams Companies, Inc.	1,758,600	38,038,518
Trilogy Energy Corp. (a)	325,000	1,376,021
Williams Partners LP	700,000	24,248,000
		177,884,185

TOTAL ENERGY		206,562,310

FINANCIALS - 21.0%
Banks - 9.8%
Bank of America Corp.	2,625,000	34,833,750
Comerica, Inc.	150,000	6,169,500
First Niagara Financial Group, Inc.	250,000	2,435,000
Huntington Bancshares, Inc.	675,000	6,034,500
JPMorgan Chase & Co.	575,000	35,730,500
KeyCorp	600,000	6,630,000
M&T Bank Corp.	35,000	4,138,050
Regions Financial Corp.	1,000,000	8,510,000
Standard Chartered PLC (United Kingdom)	450,014	3,414,246
SunTrust Banks, Inc.	350,000	14,378,000
U.S. Bancorp	300,000	12,099,000
Wells Fargo & Co.	750,000	35,497,500
		169,870,046
Capital Markets - 5.5%
Ares Capital Corp.	400,000	5,680,000
KKR & Co. LP	1,256,700	15,507,678
Morgan Stanley	1,100,000	28,578,000
PJT Partners, Inc.	23,750	546,250
State Street Corp.	400,000	21,568,000
The Blackstone Group LP	950,000	23,313,000
		95,192,928
Diversified Financial Services - 1.3%
KKR Renaissance Co-Invest LP unit (a)(d)	50,000	5,267,500
MSCI, Inc. Class A	100,000	7,712,000
S&P Global, Inc.	85,000	9,117,100
		22,096,600
Insurance - 3.0%
American International Group, Inc.	300,000	15,867,000
Chubb Ltd.	149,812	19,581,927
MetLife, Inc.	425,000	16,927,750
		52,376,677
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp. (a)	650,000	3,867,500
NMI Holdings, Inc. (a)	500,000	2,740,000
Radian Group, Inc.	1,703,800	17,753,596
		24,361,096

TOTAL FINANCIALS		363,897,347

HEALTH CARE - 14.3%
Biotechnology - 4.6%
AbbVie, Inc.	150,000	9,286,500
Alnylam Pharmaceuticals, Inc. (a)	20,200	1,120,898
Amgen, Inc.	117,500	17,877,625
Biogen, Inc. (a)	45,000	10,881,900
BioMarin Pharmaceutical, Inc. (a)	40,000	3,112,000
Celgene Corp. (a)	125,000	12,328,750
Gilead Sciences, Inc.	212,500	17,726,750
Intercept Pharmaceuticals, Inc. (a)	17,000	2,425,560
Spark Therapeutics, Inc. (a)	52,200	2,668,986
Trevena, Inc. (a)	325,000	2,047,500
Vertex Pharmaceuticals, Inc. (a)	12,500	1,075,250
		80,551,719
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	500,000	11,685,000
Medtronic PLC	285,000	24,729,450
		36,414,450
Health Care Providers & Services - 2.0%
Cigna Corp.	35,000	4,479,650
Express Scripts Holding Co. (a)	125,000	9,475,000
HealthSouth Corp. warrants 1/17/17 (a)	1,006	1,700
McKesson Corp.	50,000	9,332,500
UnitedHealth Group, Inc.	75,000	10,590,000
		33,878,850
Pharmaceuticals - 5.6%
Astellas Pharma, Inc.	275,000	4,312,644
GlaxoSmithKline PLC sponsored ADR	400,000	17,336,000
Jazz Pharmaceuticals PLC (a)	100,000	14,131,000
Johnson & Johnson	275,000	33,357,500
Merck & Co., Inc.	200,000	11,522,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	212,500	10,673,875
TherapeuticsMD, Inc. (a)	475,000	4,037,500
Valeant Pharmaceuticals International, Inc. (Canada) (a)	50,000	1,007,000
		96,377,519

TOTAL HEALTH CARE		247,222,538

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.3%
General Dynamics Corp.	25,000	3,481,000
The Boeing Co.	130,000	16,883,100
United Technologies Corp.	200,000	20,510,000
		40,874,100
Air Freight & Logistics - 2.2%
FedEx Corp.	60,000	9,106,800
PostNL NV (a)	2,680,100	10,932,848
United Parcel Service, Inc. Class B	162,500	17,504,500
		37,544,148
Airlines - 0.2%
Copa Holdings SA Class A	62,500	3,266,250
Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. (a)	300,000	14,943,000
Electrical Equipment - 0.8%
AMETEK, Inc.	95,000	4,391,850
Eaton Corp. PLC	160,000	9,556,800
		13,948,650
Industrial Conglomerates - 1.8%
General Electric Co.	999,996	31,479,874
Machinery - 1.0%
Allison Transmission Holdings, Inc.	125,000	3,528,750
Cummins, Inc.	52,500	5,903,100
Joy Global, Inc.	37,500	792,750
Rational AG	15,000	6,941,844
		17,166,444
Professional Services - 0.5%
Acacia Research Corp.	2,085,000	9,174,000
		9,174,000
Road & Rail - 1.6%
Celadon Group, Inc.	475,000	3,880,750
CSX Corp.	162,500	4,238,000
Genesee & Wyoming, Inc. Class A (a)	112,500	6,631,875
J.B. Hunt Transport Services, Inc.	115,000	9,306,950
Swift Transporation Co. (a)	225,000	3,467,250
		27,524,825

TOTAL INDUSTRIALS		195,921,291

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.7%
Cisco Systems, Inc.	1,600,000	45,904,000
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	100,000	5,711,000
Internet Software & Services - 5.5%
Alphabet, Inc. Class C (a)	68,000	47,062,799
Facebook, Inc. Class A (a)	275,000	31,427,000
Rackspace Hosting, Inc. (a)	70,100	1,462,286
Twitter, Inc. (a)	87,500	1,479,625
Yahoo!, Inc. (a)	350,000	13,146,000
		94,577,710
IT Services - 4.0%
First Data Corp. (f)	684,816	7,580,913
First Data Corp. Class A (a)	150,000	1,660,500
IBM Corp.	112,500	17,075,250
MasterCard, Inc. Class A	125,000	11,007,500
Paychex, Inc.	150,000	8,925,000
Visa, Inc. Class A	312,500	23,178,125
		69,427,288
Semiconductors & Semiconductor Equipment - 1.8%
Qualcomm, Inc.	575,000	30,802,750
Software - 0.4%
Mobileye NV (a)	100,000	4,614,000
SS&C Technologies Holdings, Inc.	100,000	2,808,000
		7,422,000
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	450,000	43,020,000
EMC Corp.	475,000	12,905,750
		55,925,750

TOTAL INFORMATION TECHNOLOGY		309,770,498

MATERIALS - 3.6%
Chemicals - 2.6%
CF Industries Holdings, Inc.	100,000	2,410,000
Ingevity Corp. (a)	41,666	1,418,311
LyondellBasell Industries NV Class A	112,500	8,372,250
Monsanto Co.	150,000	15,511,500
Potash Corp. of Saskatchewan, Inc.	300,000	4,876,350
The Dow Chemical Co.	225,000	11,184,750
Tronox Ltd. Class A	275,000	1,212,750
		44,985,911
Containers & Packaging - 0.6%
WestRock Co.	250,000	9,717,500
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	250,000	2,785,000
Randgold Resources Ltd. sponsored ADR	40,000	4,481,600
		7,266,600

TOTAL MATERIALS		61,970,011

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	425,000	18,364,250
Verizon Communications, Inc.	350,000	19,544,000
		37,908,250
UTILITIES - 1.9%
Electric Utilities - 1.9%
Entergy Corp.	75,000	6,101,250
Exelon Corp.	500,000	18,180,000
PPL Corp.	75,000	2,831,250
Southern Co.	100,000	5,363,000
		32,475,500
TOTAL COMMON STOCKS
(Cost $1,578,901,002)		1,708,726,604

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)
(Cost $2,755,651)	50,000	2,311,093
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	2,000,000	1,903,120
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.43% (g)	15,667,189	15,667,189
Fidelity Securities Lending Cash Central Fund, 0.46% (g)(h)	18,954,625	18,954,625
TOTAL MONEY MARKET FUNDS
(Cost $34,621,814)		34,621,814
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,618,278,467)		1,747,562,631
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(16,084,672)
NET ASSETS - 100%		$1,731,477,959

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,898,154 or 1.0% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,580,913 or 0.4% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$94,840
Fidelity Securities Lending Cash Central Fund	238,605
Total	$333,445

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$162,993,202	$142,847,441	$8,515,107	$11,630,654
Consumer Staples	92,316,750	92,316,750	--	--
Energy	206,562,310	206,562,310	--	--
Financials	363,897,347	355,215,601	3,414,246	5,267,500
Health Care	247,222,538	242,909,894	4,312,644	--
Industrials	195,921,291	178,046,599	17,874,692	--
Information Technology	309,770,498	309,770,498	--	--
Materials	61,970,011	61,970,011	--	--
Telecommunication Services	37,908,250	37,908,250	--	--
Utilities	32,475,500	32,475,500	--	--
Corporate Bonds	1,903,120	--	1,903,120	--
Money Market Funds	34,621,814	34,621,814	--	--
Total Investments in Securities:	$1,747,562,631	$1,694,644,668	$36,019,809	$16,898,154

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$29,469,311
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(3,918,264)
Cost of Purchases	883,817
Proceeds of Sales	(9,536,710)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$16,898,154
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$(2,706,064)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,624,329,678. Net unrealized appreciation aggregated $123,232,953, of which $271,213,987 related to appreciated investment securities and $147,981,034 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016